CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (684,268)	$ (7,022,796)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest accretion expense		3,506,074
Change in fair value of exchange feature liability		578,739
Financing charge on embedded derivative liability		485,101
Loss on disposal of inventory		507,032
Reserve on inventory obsolescence	107,360
Depreciation of property, plant and equipment	294,804	420,182
Loss on impairment of property, plant and equipment	42,674	307,358
Interest on notes payable to related party		126,850
Stock-based compensation	41,417	56,381
Amortization of patents and trademarks		16,145
Provision for doubtful accounts	213,108
Gain on disposal of property and equipment	(13,729)	(5,583)
Gain on convertible derivative		(1,336,445)
Gain on deconsolidation of subsidiary	(453,900)
Total adjustments to reconcile net loss to net cash used in operating activities	231,734	4,661,834
Increase (decrease) in cash flows from operating activities resulting from changes in:
Accounts receivable	(547,312)	1,226,620
Inventory	121,008	534,467
Prepaid expenses and sundry assets	137,767	(286,292)
Accounts payable and accrued liabilities	(264,675)	(37,034)
Customer deposits		(25,528)
Operating capital, Total	(553,212)	1,412,233
Net cash used in operating activities	(1,005,746)	(948,729)
Investing activities:
Proceeds from sale of property and equipment	13,729	5,419
Acquisition of property, plant and equipment	(148,019)	(33,963)
Addition to property, plant and equipment under construction	(158,579)
Net cash used in investing activities	(292,869)	(28,544)
Financing activities:
Proceeds from notes payable to related parties		4,000,000
Proceeds from loan payable	280,787
Repayment of loan payable	(6,024)
Rights offering cost		(373,615)
Repayment of bank loan		(1,891,079)
Repayment of capital lease obligation	(1,241)	(2,539)
Net cash provided by financing activities	273,522	1,732,767
Net change in cash and equivalents	(1,025,093)	755,494
Foreign exchange gain on foreign operations		(9,819)
Cash and cash equivalents, beginning of period	1,103,649	13,328
Cash and cash equivalents, end of period	$ 78,556	$ 759,003